Warrant Liability (Details) (USD $)	1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 20, 2013	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013
Warrant liability [Line Items]
Stock Price	$ 10.18	$ 10.55		$ 8.55
Risk-free rate	0.70%	0.90%		0.78%
Expected Term	3 years	2 years 9 months 7 days		2 years 11 months 19 days
Expected Volatility	44.71%	44.74%	44.69%	44.69%